Performance Management - VALUE LINE CAPITAL APPRECIATION FUND INC	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund performance
Performance Narrative [Text Block]
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index), and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index), and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.
Performance Additional Market Index [Text]	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.
Bar Chart [Heading]	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q2 2020	+31.59%
Worst Quarter:	Q2 2022	–22.15%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	1 year	5 years	10 years	Since Inception 11/2/2015(1)
Investor Class
Return before taxes	21.23%	10.19%	9.67%
Return after taxes on distributions	20.92%	8.77%	8.02%
Return after taxes on distributions and sale of Fund shares	12.64%	7.80%	7.39%
Institutional Class
Return before taxes	21.50%	10.48%		10.58%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.05%
60/40 S&P 500® Index/ Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	15.04%	8.67%	8.52%	9.06%

(1)
Institutional Class inception date.

(2)
This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.vlfunds.com